Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Reconciliation of Segment Information to Total Consolidated Information
Presented in the table below is segment information for the periods identified and a reconciliation of segment information to total consolidated information.

(In thousands)	Generics Segment	Specialty Segment	Corporate / Other(1)	Consolidated
Year Ended December 31, 2013
Total revenues
Third party	$5,900,624	$1,008,519	$—	$6,909,143
Intersegment	5,673	19,334	(25,007)	—
Total	$5,906,297	$1,027,853	$(25,007)	$6,909,143

Segment profitability	$1,656,323	$461,552	$(982,346)	$1,135,530

Year Ended December 31, 2012
Total revenues
Third party	$5,946,203	$849,907	$—	$6,796,110
Intersegment	3,088	36,991	(40,079)	—
Total	$5,949,291	$886,898	$(40,079)	$6,796,110

Segment profitability	$1,706,783	$319,243	$(916,677)	$1,109,349

Year Ended December 31, 2011
Total revenues
Third party	$5,544,975	$584,850	$—	$6,129,825
Intersegment	2,480	70,005	(72,485)	—
Total	$5,547,455	$654,855	$(72,485)	$6,129,825

Segment profitability	$1,607,910	$240,440	$(842,901)	$1,005,449
____________

(1)
Includes certain corporate general and administrative and R&D expenses; litigation settlements, net; certain intercompany transactions, including eliminations; amortization of intangible assets and certain purchase accounting items; impairment charges; and other expenses not directly attributable to segments.

Net Revenues Classified Based on Therapeutic Product Categories
The Company’s net revenues are generated via the sale of products in the following therapeutic categories:

	Year Ended December 31,
(In thousands)	2013	2012	2011
Allergy	$850,222	$741,487	$476,990
Anti-infectives	1,080,334	1,034,332	1,005,278
Cardiovascular	1,162,280	1,156,348	1,037,644
Central Nervous System	1,393,339	1,473,928	1,214,046
Dermatological	247,881	157,296	143,769
Endocrine and Metabolic	568,337	645,936	535,383
Gastrointestinal	365,849	418,934	492,683
Respiratory System	259,653	229,249	250,692
Other (1)	928,711	892,736	949,792
	$6,856,606	$6,750,246	$6,106,277
____________

(1)	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of consolidated net revenues.

Net Revenues Classified Based on Geographic Location of Customers
The Company’s principal geographic markets are North America, Europe, and Rest of World. Net revenues are classified based on the geographic location of the customers and are as follows:

	Year Ended December 31,
(In thousands)	2013	2012	2011
North America
United States	$3,937,031	$3,909,518	$3,242,985
Other	160,710	202,809	206,899
Europe (1)	1,974,764	1,694,236	1,781,184
Rest of World	784,101	943,683	875,209
	$6,856,606	$6,750,246	$6,106,277
 ____________

(1)	Net revenues in France consisted of approximately 10%, 9% and 11% of consolidated net revenues for the years ended December 31, 2013, 2012 and 2011, respectively.